SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental cash flow information summary [Abstract]
Number of shares issued to settle accounts payable (in shares)	13,833,333	2,786,667
Value of shares issued to settle accounts payable		$ 434,000
Accounts payable		$ 330,227
Shares issued for consulting services (in shares)		4,868,056
Value of shares issued for consulting services	$ 1,521,667	$ 422,000
Trucking [Member]
Supplemental cash flow information summary [Abstract]
Number of shares issued to settle accounts payable (in shares)	13,777,778
Value of shares issued for consulting services	$ 1,611,020